Other Liabilities - Non-current - Additional Information (Detail)	12 Months Ended
Mar. 31, 2023
Miscellaneous non-current liabilities [abstract]
Description of future maintenance service and extended warranty period	Performance obligations in respect of amount received for future maintenance service and extended warranty will be fulfilled over a period of 6 years upto March 31, 2029.
Performance obligation expected timing for future maintenance service and extended warranty	6 years